Condensed Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 16,244,741	$ 2,747,248	$ 448,226
Prepaid expenses	303,073	57,115	76,636
Total current assets	16,547,814	2,804,363	524,862
Other assets	$ 15,624	10,331	$ 15,359
Deferred offering costs		143,454
Property and equipment, net	$ 14,250	5,172	$ 7,485
Total Assets	16,577,688	2,963,320	547,706
Current liabilities
Accounts payable	836,953	1,083,597	834,496
Accrued expenses	$ 296,109	$ 168,635	27,443
Notes payable			31,500
Other liabilities		$ 2,518	4,517
Total current liabilities	$ 1,133,062	1,254,750	897,956
Stockholders' deficit
Preferred stock value		8,888	8,888
Common stock value	$ 7,792	465	451
Additional paid-in capital	40,296,961	3,399,924	2,059,347
Accumulated deficit	(24,860,127)	(17,904,319)	(14,832,812)
Total stockholders' deficit	15,444,626	(14,495,042)	(12,764,126)
Total Liabilities and Stockholders' Deficit	$ 16,577,688	2,963,320	547,706
Redeemable Preferred Stock [Member]
Current liabilities
Preferred stock subject to redemption		$ 16,203,612	$ 12,413,876